Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.60%
Innovator U.S. Equity Ultra Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $496.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator U.S. Equity Ultra Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $340.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Ultra Buffer ETF - April | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $602.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)